21. Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Schedule of carrying amounts of right-of-use reconcile

The carrying amounts of right-of-use assets reconcile as follows:

	Carrying amount
	Buildings	Cars	Total
Balance as of January 1, 2019	695	22	717
Depreciation charge for the year	(371)	(13)	(384)
Additions to right-of-use assets	492	0	492
Balance as of December 31, 2019	816	9	824

Schedule of cash outflow related to leases	Cash outflow related to leases are as follows:

2019
Repayment of lease liabilities	405
Interest on lease liabilities	24
Short-term lease payments	66
Cash outflow from leasing	495

Schedule of future contractually agreed undiscounted cash flows for leases

Future contractually agreed undiscounted lease payments are as follows:

	2019: Leases under IFRS 16	2018: Operating Leases under IAS 17
Payments within one year	553	675
Payments between one and five years	276	541
	829	1,216

Schedule of movements of lease liabilities reconcile to cash flows arising from financing activities

Movements of lease liabilities reconcile to cash flows arising from financing activities as follows:

2019
Balance as of January 1	717
Changes from financing cash flows
Repayment of lease liabilities	(405)
(405)
Other Changes
New lease contracts	492
492
Balance as of December 31, 2019	804